Acquisition of Interest and Control - Schedule of revaluation of investment (Details) - Hidrovias do Brasil [member] - Ultracargo Logística S.A. R$ in Thousands	1 Months Ended
	May 31, 2025 BRL (R$)
Acquisition of Interest and Control
Revaluation of investment (from financial asset to associate) - IFRS 9 / IAS 28	R$ 66,267	[1]
Revaluation of investment (from associate to subsidiary) - IAS 28 / IFRS 3	47,388	[2]
Gain on acquisition of control of associate	113,655
Write-off of accumulated effects in equity before control - IAS 28 / IFRS 3	43,717	[2]
Revaluation of investment, Total	R$ 157,372

[1]	Transition from financial asset to investment in associate, recognized in May 2024 in financial results.
[2]	Transition from investment in associate to investment in subsidiary, recognized in May 2025 under the equity method. Additionally, as provided for in the applicable accounting standard, the accumulated balances in other comprehensive income, recorded since the significant influence was obtained, were fully reversed to profit or loss for the year. The total impact of the transition was R$ 91,105.